Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	lmpvet_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST (THE “TRUST”)

SUPPLEMENT DATED MAY 23, 2016

TO THE PROSPECTUSES OF

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO,

DATED MAY 1, 2016

At a special meeting of shareholders of Permal Alternative Select VIT Portfolio (the “fund”) held on May 20, 2016, shareholders approved a new management agreement between the Trust, on behalf of the fund, and EnTrustPermal Management LLC (“EnTrustPermal”). The new management agreement became effective upon shareholder approval on May 20, 2016 and supersedes the interim management agreement that went into effect with respect to the fund on May 2, 2016, when the combination of The Permal Group, of which Permal Asset Management LLC, the fund’s former investment manager, was a member, and EnTrust Capital became effective. The combination triggered the automatic termination provisions in the fund’s prior management agreement, and the interim management agreement allowed EnTrustPermal to serve as the investment manager to the fund until shareholders approved the new management agreement. New subadvisory and trading agreements between EnTrustPermal and the subadvisers and trading advisor also became effective on May 20, 2016 and supersede the interim subadvisory and trading agreements that went into effect with respect to the fund on May 2, 2016. The interim agreements allowed the subadvisers and trading advisor to serve as subadvisers and trading advisor to the fund until shareholders approved the new management agreement.

All references in the Prospectuses to “Permal Asset Management LLC” and “Permal” should be replaced with “EnTrustPermal Management LLC” or “EnTrustPermal,” respectively.

Effective July 22, 2016, the fund’s name will be changed to EnTrustPermal Alternative Select VIT Portfolio.

Permal Alternative Select VIT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST (THE “TRUST”)

SUPPLEMENT DATED MAY 23, 2016

TO THE PROSPECTUSES OF

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO,

DATED MAY 1, 2016

At a special meeting of shareholders of Permal Alternative Select VIT Portfolio (the “fund”) held on May 20, 2016, shareholders approved a new management agreement between the Trust, on behalf of the fund, and EnTrustPermal Management LLC (“EnTrustPermal”). The new management agreement became effective upon shareholder approval on May 20, 2016 and supersedes the interim management agreement that went into effect with respect to the fund on May 2, 2016, when the combination of The Permal Group, of which Permal Asset Management LLC, the fund’s former investment manager, was a member, and EnTrust Capital became effective. The combination triggered the automatic termination provisions in the fund’s prior management agreement, and the interim management agreement allowed EnTrustPermal to serve as the investment manager to the fund until shareholders approved the new management agreement. New subadvisory and trading agreements between EnTrustPermal and the subadvisers and trading advisor also became effective on May 20, 2016 and supersede the interim subadvisory and trading agreements that went into effect with respect to the fund on May 2, 2016. The interim agreements allowed the subadvisers and trading advisor to serve as subadvisers and trading advisor to the fund until shareholders approved the new management agreement.

All references in the Prospectuses to “Permal Asset Management LLC” and “Permal” should be replaced with “EnTrustPermal Management LLC” or “EnTrustPermal,” respectively.

Effective July 22, 2016, the fund’s name will be changed to EnTrustPermal Alternative Select VIT Portfolio.